Note 4 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2022	2021
Deferred income tax assets
Net operating loss carry forward	$794,000	$626,000
Valuation allowance	(794,000)	(626,000)
Net deferred income tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2022	2021
Tax benefit at effective rate	$370,000	$202,000
Change in valuation allowance	(370,000)	(202,000)
Provision for income taxes	$-	$-